OTHER ADMINISTRATIVE EXPENSES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Outsourced services	R$ (4,645,744)	R$ (5,063,242)	R$ (4,621,396)
Communication	(651,461)	(667,275)	(859,605)
Data processing	(2,952,896)	(2,485,590)	(2,245,256)
Advertising and marketing	(1,287,243)	(1,178,882)	(1,094,300)
Asset maintenance	(1,216,104)	(1,394,827)	(1,361,129)
Financial system	(1,565,474)	(1,456,682)	(1,625,586)
Rental	(98,853)	(138,169)	(50,968)
Security and surveillance	(463,084)	(535,032)	(588,602)
Transport	(609,484)	(700,702)	(747,356)
Water, electricity and gas	(280,484)	(343,500)	(332,342)
Supplies	(113,387)	(140,124)	(122,965)
Travel	(178,934)	(142,942)	(108,158)
Other	(2,009,226)	(2,335,999)	(2,528,597)
Total	R$ (16,072,374)	R$ (16,582,966)	R$ (16,286,260)